Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Schedule of Balance Sheet Information

Balance sheet information (U.S. dollars in thousands):

	December 31
	2024	2023

Operating lease right-of-use assets	560	1,144
Current lease liabilities	501	611
Non-current lease liabilities	19	533
Total lease liabilities	520	1,144
Weighted average remaining lease term	1.2 years	2.2 years
Weighted average discount rate	7.92%	7.17%

Schedule of Operating Lease Liabilities

As of December 31, 2024, the maturities of operating lease liabilities were as follows (U.S. dollars in thousands):

Year ending December 31,
2025	$501
2026	18
2027	12
Total undiscounted lease payments	531
Less – imputed interest	(11)
Present value of lease liabilities*	$520
* Including amounts linked to the Israeli CPI of	$246